Investments in Companies Accounted for at Equity Method	12 Months Ended
Dec. 31, 2018
Investments in Companies Accounted for at Equity Method [Abstract]
INVESTMENTS IN COMPANIES ACCOUNTED FOR AT EQUITY METHOD

Note 8:- Investments in companies accounted for at equity METHOD

a.	The following is a summary of the Group's investments in companies accounted for at equity:

	December 31,
	2018	2017

Affiliated company	27	55

Joint venture – TSG (see Note 4(i)(a))	25,683	25,260

	25,710	25,315

b.	The Company holds a 50% share in TSG, a joint venture engaged in the fields of command and control systems, intelligence, homeland security and cyber security. The Company's interest in TSG is accounted for using the equity method in the consolidated financial statements.

The following is the composition of the Company's investment in TSG:

	December 31,
	2018	2017
Shares	18,014	17,591
Capital notes	7,669	7,669
	25,683	25,260

Dividend preference derivative in TSG (1)	2,733	2,400

Goodwill	9,836	9,836

(1)	Dividend preference derivative in TSG is included in Group's long term prepaid expenses and other accounts receivable and is accounted for at fair value through to profit or loss.

c.	The following table summarizes activity related to the Company's investment in TSG:

January 1, 2016	$-
Acquisition of shares	16,004
Investment in capital notes	7,669
Company's share of profit	349
December 31, 2016	$24,022

Company's share of profit	1,134
Company's share of other comprehensive income	104
December 31, 2017	$25,260

Company's share of profit	365
Company's share of other comprehensive income	58
December 31, 2018	$25,683

d.	Summarized financial information of TSG:

(i)	Summarized statement of financial position as of December 31, 2017 and 2018 (as presented in TSG's financial statements):

	December 31,
	2018	2017
Current assets	39,101	34,137
Noncurrent assets (1)	1,498	1,746
Current liabilities	(22,152)	(20,311)
Noncurrent liabilities	(3,750)	(4,426)
Equity	14,697	11,146
Company's share in TSG	50%	50%
	7,349	5,573
Excess cost of intangible assets net of deferred tax	8,498	9,851
Goodwill	9,836	9,836
Company's carrying amount of the investment in TSG	25,683	25,260

(1)	Not including balance of goodwill in an amount of $19,006 as of December 31, 2017 and 2018.

(ii)	Summarized operating results of TSG for the years ended December 31, 2017 and 2018 (as presented in TSG's financial statements):

	Year ended December 31,
	2018	2017	2016

Revenues	66,154	66,816	38,648
Net income	3,437	4,938	2,744
Other comprehensive income	116	208	-

Total comprehensive income	3,553	5,146	2,744

Company's share in TSG	50%	50%	50%
Company's share of total comprehensive income before amortization of excess cost of intangible assets net of tax	1,776	2,573	1,372
Amortization of excess cost of intangible assets net of tax	(1,353)	(1,335)	(1,023)
Company's share of total comprehensive income	423	1,238	349

Company's share of other comprehensive income	58	104	-
Company's share of profit	365	1,134	349
	423	1,238	349